Leases - Summary of Lease Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Lease liabilities	$ 2,927	$ 2,658		$ 2,836
Acquisitions	0	33
Additions	363	57
Interest Expense – Lease Liabilities (Note 17)	162	161
Lease Payments	(461)	(449)
Divestitures	0	(11)
Increase Decrease Of Lease Liabilities Through Foreign Currency Translation And Other	205	31
Lease Liabilities	359	299
Lease Liabilities	$ 2,568	$ 2,359
BP-Husky Refining LLC
Disclosure of detailed information about business combination [line items]
Lease liabilities			$ 11